Commitments and contingencies - License Agreements - Antisense (Details) - Antisense Therapeutics - USD ($)	1 Months Ended
	Apr. 30, 2016	May 31, 2015
License agreement
License agreement
Amount invested		$ 2,000,000
Prior written notice period for termination of agreement		90 days
Termination fee if terminated for convenience		$ 2,000,000
License agreement | Noncurrent other assets
License agreement
Value of equity investment		1,100,000
Settlement agreement
License agreement
One-time payment as settlement for termination	$ 770,000
Consideration for return of Antisense shares	0
Research and development | License agreement
License agreement
Upfront license fee paid		$ 3,000,000
Other (expense)/income | Settlement agreement
License agreement
Expense recorded in connection with settlement agreement	$ 1,100,000